SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Book Income (Loss)	$ (29,514,380)	$ 1,236,710
Non-deductible expenses	29,381,500	(1,013,080)
Valuation Allowance	132,880	(223,630)
Income tax expense